UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway,  Ste. 2080, St. Louis, MO        63102

  (Address of principal executive offices)          (Zip code)

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:   314-725-6161

Date of fiscal year end:  08/31

Date of reporting period:	11/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	November 30, 2013 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 100.17%

Auto Parts - 1.11%
9,200	Federal Signal Corp. *	$ 143,796

Beverages - 2.38%
650	Boston Beer Co., Inc. Class-A *	159,120
2,130	Constellation Brands, Inc. *	149,973
		309,093
Biological Products (No Diagnostic Substances - 2.00%
2,700	Catamaran Corp. *	123,201
14,000	PDL BioPharma, Inc.	136,780
		259,981
Biotechnology - 1.01%
1,050	Alexion Pharmaceuticals, Inc. *	130,725

Cable & Other Pay Television Services - 1.90%
1,800	AMC Networks, Inc. *	115,542
1,500	Discovery Communications, Inc. *	130,905
		246,447
Carpets & Rugs - 1.52%
1,170	Mohawk Industries, Inc. *	163,823
2,600	The Dixie Group, Inc. *	33,748
		197,571
Catalog & Mail Order Houses - 1.04%
4,800	Overstock.com, Inc. *	134,400

Cement - 1.09%
1,820	Eagle Materials, Inc.	141,960

Commodity, Contracts, Brokers & Dealers - 0.94%
7,975	Wisdom Tree Investments, Inc. *	122,177

Computer Storage Devices - 1.00%
1,900	SanDisk Corp.	129,485

Confectioners - 0.97%
1,300	Hershey Co.	125,957

Construction Special Trade Contractors - 1.74%
8,400	Furmanite Corp. *	94,920
1,700	Chicago Bridge & Iron Co. N.V.	130,356
		225,276
Consumer Goods - 2.07%
2,400	SodaStream International, Ltd. *	137,952
1,700	Sturm Ruger & Co.	130,781
		268,733
Crude Petroleum & Natural Gas - 6.16%
2,500	Bonanza Creek Energy, Inc. *	114,675
1,330	Continental Resources, Inc. *	142,988
6,900	Matador Resources Co. *	150,351
780	Pioneer Natural Resources Co.	138,645
4,700	Sanchez Energy Corp. *	120,649
1,500	SM Energy Co.	132,210
		799,518
Drilling Oil & Gas Wells - 0.88%
3,000	Noble Corp.	114,360

Electronic Connectors - 1.18%
5,300	Methode Electronics, Inc.	153,329

Engines & Turbines - 0.93%
2,150	Dresser-Rand Group, Inc. *	121,346

Entertainment-Diversified - 1.15%
125	Priceline.com, Inc. *	149,041

Financial Services - 0.81%
11,500	GAIN Capital Holdings, Inc.	104,650

Fire, Marine & Casualty Insurance - 3.78%
2,400	Allstate Corp.	130,248
4,570	Employers Holdings, Inc.	149,165
4,100	Greenlight Capital Re, Ltd. *	139,441
1,300	Selective Insurance Group, Inc.	36,647
3,500	United Insurance Holdings Corp.	35,280
		490,781
Food & Kindred Products - 2.10%
7,100	Boulder Brands, Inc. *	108,701
1,980	The Hain Celestial Group, Inc. *	163,726
		272,427
Footwear - 1.20%
4,620	Skechers USA, Inc. *	155,324

Hospital & Medical Service Plans - 1.06%
2,300	Centene Corp. *	137,379

Hotels & Motels - 1.01%
3,700	Melco Crown Entertainment, Ltd. *	131,683

Industrial Inorganic Chemicals - 0.97%
3,050	American Pacific Corp. *	126,118

Industrial Organic Chemicals - 0.28%
1,100	REX American Resources Corp. *	36,014

Investment Advice - 1.16%
725	Virtus Investment Partners, Inc. *	150,655

Leather & Leather Products - 0.97%
1,550	Michael Kors Holdings, Ltd. *	126,402

Meat Products - 1.11%
2,100	Sanderson Farms, Inc.	143,514

Media Entertainment - 1.06%
375	Netflix, Inc. *	137,175

Mortgage Bankers & Loan Correspondents - 2.16%
2,730	Owen Financial Corp. *	154,682
3,300	Walter Investment Management Corp. *	125,829
		280,511
Motor Homes - 1.18%
4,950	Winnebago Industries, Inc. *	153,252

Motor Vehicle Parts & Accessories - 1.06%
6,900	American Axle & Manufacturing Holdings, Inc. *	138,000

National Commercial Banks - 0.56%
4,100	Midsouth Bancorp, Inc.	73,021

Natural Gas Distribution - 1.05%
1,600	EQT Corp.	136,176

Oil & Gas Field Machinery & Equipment - 0.92%
4,400	Forum Energy Technologies, Inc. *	118,844

Operative Builders - 4.06%
7,500	KM Home	131,475
4,886	MI Homes, Inc. *	147,199
2,800	Meritage Homes Corp. *	122,024
3,200	Ryland Group, Inc.	126,464
		527,162
Paper Mills - 1.07%
2,600	KapStone Paper & Packaging Corp.	138,528

Paperboard Containers & Boxes - 0.80%
1,100	Rock-Tenn Co.	103,862

Personal Products - 1.28%
1,300	Nu Skin Enterprises, Inc.	166,192

Pharmaceutical Preparations - 4.22%
2,500	Forest Laboratories, Inc. *	128,275
2,700	Gentium S.p.A. *	146,394
1,325	Jazz Pharmaceuticals Plc. *	154,919
2,050	Questcor Pharmaceuticals, Inc.	118,921
		548,509
Poultry Slaughtering & Processing - 1.14%
9,000	Pilgrim's Pride Corp. *	147,420

Radio & TV Broadcasting & Communications - 1.96%
5,300	CalAmp Corp. *	132,182
3,100	Ubiquiti Networks, Inc.	122,140
		254,322
Railroads, Line-Haul Operating - 0.96%
1,290	Genesee & Wyoming, Inc. Class-A *	124,098

Recreation Vehicles - 1.26%
1,230	Polaris Industries, Inc.	164,168

Refrigeration & Service Industry Machine - 0.73%
430	Middleby Corp. *	94,961

Regional-Pacific Banks - 1.22%
8,985	CU Bancorp. *	159,035

Resorts & Casinos - 0.96%
6,500	MGM Resorts International *	124,735

Retail-Food Stores - 1.18%
2,550	GNC Holdings Group	153,459

Retail Stores - 1.14%
375	Amazon.com, Inc. *	147,608

Retail-Catalog & Mail-Order Houses - 1.02%
1,600	Vipshop Holdings, Ltd. *	132,976

Retail-Lumber & Other Building Materials Dealers - 0.85%
1,100	Lumber Liquidators Holdings, Inc. *	110,759

Retail-Radio TV & Consumer Electronics Stores - 1.07%
2,300	Conns, Inc. *	138,759

Security Brokers, Dealers & Flotation Companies - 0.59%
3,900	Investment Technology Group, Inc. *	76,401

Semiconductors & Related Devices - 2.17%
6,500	Finisar Corp. *	134,485
7,000	Micron Technology, Inc. *	147,700
		282,185
Services-Business Services, NEC - 2.11%
4,250	Envestnet, Inc. *	168,938
5,940	PowerSecure International, Inc. *	104,365
		273,303
Services-Computer Processing & Data Preparation - 1.60%
2,600	Bitauto Holdings, Ltd. *	81,900
2,500	YY, Inc. *	125,950
		207,850
Services-Computer Programming Services - 1.09%
2,800	Synaptics, Inc. *	141,428

Services-Computer Programming, Data Processing, Etc. - 0.98%
2,720	Facebook, Inc. *	127,867

Services-Educational Services - 0.72%
5,300	China Distance Education Holdings, Ltd.	92,989

Services-Management Consulting Services - 1.14%
4,000	CGI Group, Inc. *	147,560

Services-Miscellaneous Business Services - 1.12%
900	Altisource Portfolio Solutions S. A. *	144,882

Services-Prepackaged Software - 2.04%
2,200	ACI Worldwide, Inc. *	141,966
7,500	Take-Two Interactive Software, Inc. *	122,700
		264,666
Services-Specialty Outpatient Facilities - 1.17%
3,300	Acadia Healthcare Co., Inc. *	152,460

Special Industry Machinery, NEC - 0.96%
2,400	Lam Research Corp. *	125,064

Special Eateries - 0.74%
1,180	Starbucks Corp.	96,123

State Commercial Banks - 3.13%
2,200	First Financial Holdings, Inc.	144,914
3,600	Home Bancshares, Inc.	130,176
7,630	OFG Bancorp.	131,236
		406,326
Surety Insurance - 1.01%
7,600	Old Republic International Corp.	130,720

Telephone & Telegraph Apparatus - 0.98%
5,700	Ciena Corp. *	126,597

Television Broadcasting Stations - 1.26%
3,300	Nexstar Broadcasting Group, Inc. Class-A	163,911

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.95%
3,725	LKQ Corp. *	123,484

TOTAL FOR COMMON STOCKS (Cost $11,673,876) - 100.17%		$ 13,005,490

TOTAL INVESTMENTS (Cost $11,673,876) - 100.17%		$ 13,005,490

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.17%		(22,539)

NET ASSETS - 100.00%		$ 12,982,951

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at November 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,673,876 amounted to $1,331,614, which consisted of aggregate gross unrealized appreciation of $1,659,376 and aggregate gross unrealized depreciation of $327,762.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,005,490	$0	$0	$13,005,490
Total	$13,005,490	$0	$0	$13,005,490

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

 Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	1/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	1/13/2014